CHANGES IN SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2026
Disclosure of voluntary change in accounting policy [abstract]
New standards and interpretations
New standards and interpretations

During the current financial period, the Company has adopted all relevant new and revised Standards and Amendments and Interpretations issued by the IASB and the International Financial Reporting Interpretations Committee of the IASB respectively. The following new Standards, Interpretations and Amendments are effective for the current interim financial period:

Amendments to the Classification and Measurement of Financial Instruments
In May 2024, the IASB issued Amendments to the Classification and Measurement of Financial Instruments which amended IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures. The amendments include clarifying the date of recognition and derecognition of some financial assets and liabilities and new disclosures for certain instruments with contractual terms that can change cash flows.

The adoption of these amendments had no material effect on the financial statements.
New and amended Standards, Interpretations and Amendments that have been issued, but not yet effective, up to the date of issuance of the Company’s interim financial statements are disclosed below. The list below includes the new standards and amendments that we believe are the most relevant for the Company:

IFRS 18 Presentation and Disclosure in Financial Statements
In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements, which replaces IAS 1, with a focus on updates to the statement of profit or loss. The new standard is effective for annual reporting periods beginning on or after January 1, 2027 and must be applied retrospectively. The key new concepts introduced in IFRS 18 relate to:

•the structure of the statement of profit or loss and consequential amendments to classification within statement of cash flows;
•required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements (that is, management-defined performance measures); and
•enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general.

The Company is currently assessing the impact of the new and amended standards on its financial statements. The Company has not applied or early adopted any new IFRS requirements that are not yet effective as of June 30, 2026.